Leases - Components of Lease Expenses (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease cost:
Amortization of right-of-use asset	¥ 10,928	$ 1,569
Interest of lease liabilities	1,746	$ 251
Expenses for short-term lease within 12 months	605
Total lease cost	¥ 13,279